Average Annual Total Returns - First Trust Nasdaq Cybersecurity ETF	First Trust Nasdaq Cybersecurity ETF 1 Year	First Trust Nasdaq Cybersecurity ETF 5 Years	First Trust Nasdaq Cybersecurity ETF Since Inception	First Trust Nasdaq Cybersecurity ETF Inception Date	First Trust Nasdaq Cybersecurity ETF After tax on distributions 1 Year	First Trust Nasdaq Cybersecurity ETF After tax on distributions 5 Years	First Trust Nasdaq Cybersecurity ETF After tax on distributions Since Inception	First Trust Nasdaq Cybersecurity ETF After tax on distributions and sale of fund shares 1 Year	First Trust Nasdaq Cybersecurity ETF After tax on distributions and sale of fund shares 5 Years	First Trust Nasdaq Cybersecurity ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq CTA Cybersecurity Index(TM) (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq CTA Cybersecurity Index(TM) (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq CTA Cybersecurity Index(TM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Composite 1500 Information Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500 Information Technology Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500 Information Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	50.46%	20.86%	16.40%	Jul. 06, 2015	49.37%	20.54%	16.06%	29.62%	16.88%	13.13%	51.88%	21.71%	17.25%	18.40%	15.22%	13.74%	43.23%	27.39%	25.56%